Share Capital - Schedule of Share Capital (Details) ₩ / shares in Units, ₩ in Millions	Dec. 31, 2025 KRW (₩) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares shares
Disclosure of classes of share capital [Line Items]
Ordinary Shares (in millions of Korean won) | ₩	₩ 1,564,499		₩ 1,564,499
Treasury shares | shares	60,878,082		60,878,082
Ordinary shares
Disclosure of classes of share capital [Line Items]
Number of shares issued (in shares) | shares	252,021,685		252,021,685
Par value per share (in Korean won per share) | (per share)		$ 5,000	₩ 5,000
Ordinary Shares (in millions of Korean won) | ₩	₩ 1,564,499		₩ 1,564,499